SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com



                                           August 17, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


         Re:      AllianceBernstein Bond Fund, Inc.
                  File Nos. 002-48227 and 811-02383

Dear Sir or Madam:

     Attached herewith please find a Registration Statement under the Securities Act of 1933 (the "1933 Act") on Form N-14 (the "Registration Statement") of AllianceBernstein Bond Fund, Inc. (the "Fund"). This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                           Sincerely,


                                           /s/ Michell G. Fishman
                                           ---------------------------------
                                               Michell G. Fishman
Attachment

cc:  Kathleen K. Clarke


SK 00250 0455 801397